Earnings per share - Narrative (Details) - shares	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Earnings per share [line items]
Number of dilutive ordinary shares (in shares)	0	300,000
Preference shares
Earnings per share [line items]
Potentially dilutive instruments not included in diluted earnings per share (in shares)				5,900,000
Ordinary shares
Earnings per share [line items]
Potentially dilutive instruments not included in diluted earnings per share (in shares)			10,100,000	8,600,000
Warrants
Earnings per share [line items]
Potentially dilutive instruments not included in diluted earnings per share (in shares)			30,735,950	30,735,950